Summary of Significant Accounting Policies (Details 4)	12 Months Ended
Dec. 31, 2025
Machinery and Production equipment
Property, Plant and Equipment, Useful Life	10 years
Office equipment
Property, Plant and Equipment, Useful Life	5 years
Transportation equipment
Property, Plant and Equipment, Useful Life	5 years
Electronic equipment.
Property, Plant and Equipment, Useful Life	3 years